Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,832	$ 6,314
Less: Accumulated depreciation	(5,614)	(4,810)
Property and equipment, net	1,218	1,504
Trocars
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,644	4,645
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,506	1,028
Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	253	238
Computer Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	140	140
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	181	161
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 108	$ 102